Supplemental Cash Flow Information Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	$ 1,429	$ 4,674	$ 3,308	$ 1,025
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	1,295	4,553
Restricted cash and restricted cash equivalents	139	255
Restricted cash and restricted cash equivalents included in Other Assets [Member]
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	$ 134	$ 121